Long-Term Bank Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt and Capital Lease Obligations [Abstract]
LONG-TERM BANK BORROWINGS

13         LONG-TERM BANK BORROWINGS

	June 30,	December 31,
	2012	2011
	(Unaudited)

Loan from China Construction Bank	$15,850,000	$15,740,000
Less: current portion	(15,850,000)	(15,740,000)

	$-	$-

As of June 30, 2012  and December 31, 2011,  the Group's long-term bank loans are secured/ guaranteed by related-party entities and Mr. Tao (Note 22), bearing interest from 7.29% to 7.74% (2011:5.76% to 6.98%) and are due on various dates through October 2012.There were no additional long-term bank borrowings in the six months ended June 30, 2012.

11         LONG-TERM BANK BORROWINGS

Long-term bank borrowings consist of the following:

As of December 31,
2011	2010
Loan from China Construction Bank	$15,740,000	$15,170,000
Loan from Industrial and Commercial Bank of China	-	4,551,000
Loan from Bank of China	-	12,894,500
	15,740,000	32,615,500
Less: current portion	(15,740,000)	(17,445,500)

	$-	$15,170,000

As of December 31, 2011 and 2010, all of the Group’s long-term bank loans are guaranteed by related-party entities and Mr.Tao (Note 24), bear interest from 7.29% to 7.74% (2010:5.4% to 7.56%)and are due on various dates from December 2011 to December 2012. Bank loans of approximately RMB115,000,000 ($17,820,400)  and RMB 92,000,000($13,610,480) were repaid in 2011 and 2010, respectively.